Equity (Tables)	12 Months Ended
Sep. 30, 2025
Equity [Abstract]
Schedule of Movement Warrant Activities

Following table summarizes the movement of warrants activities during the years ended September 30, 2023, 2024 and 2025:

	Number of Warrants Outstanding	Weighted Average Exercise Price	Contractual Life in Years	Intrinsic Value
Exchange Warrants Outstanding as of September 30, 2022	2,012,819	$4.81	0.67	$-
Exchange Warrants Exercisable as of September 30, 2022	2,012,819	4.81	0.67	-
Exchange Warrants Granted	43,992,500	1.15	2.44	-
Exchange Warrants Exercises	(37,887,959)	1.32	-	-
Exchange Warrants Forfeited	-	-	-	-
Exchange Warrants Expired	(217,948)	5.85	-	-
Exchange Warrants Outstanding as of September 30, 2023	7,899,412	1.13	2.95	-
Exchange Warrants Exercisable as of September 30, 2023	7,899,412	1.13	2.95	-
Exchange Warrants Granted	-	-	-	-
Exchange Warrants Exercises	(197,941)	1.62	-	-
Exchange Warrants Forfeited	(4,701,471)	-	-	-
Exchange Warrants Expired	-	-	-	-
Exchange Warrants Outstanding as of September 30, 2024	3,000,000	1.62	0.33	-
Exchange Warrants Exercisable as of September 30, 2024	3,000,000	1.62	0.33	-
Exchange Warrants Granted	-	-	-	-
Exchange Warrants Exercises	(3,000,000)	1.62	-	-
Exchange Warrants Forfeited	-	-	-	-
Exchange Warrants Expired	-	-	-	-
Exchange Warrants Outstanding as of September 30, 2025	-		-	-
Exchange Warrants Exercisable as of September 30, 2025	-		-	-

	Number of Warrants Outstanding	Weighted Average Exercise Price	Contractual Life in Years	Intrinsic Value
Common Warrants Outstanding as of September 30, 2022	-	$-	$-	$-
Common Warrants Exercisable as of September 30, 2022	-	-	-	-
Common Warrants Granted	8,498,125	1.78	3.95	-
Common Warrants Exercises	-	-	-	-
Common Warrants Forfeited	-	-	-	-
Common Warrants Expired	-	-	-	-
Common Warrants Outstanding as of September 30, 2023	8,498,125	1.78	2.95	-
Common Warrants Exercisable as of September 30, 2023	8,498,125	1.78	2.95	-
Common Warrants Granted	-	-	-	-
Common Warrants Exercises	-	-	-	-
Common Warrants Forfeited	-	-	-	-
Common Warrants Expired	-	-	-	-
Common Warrants Adjusted for 2024 Reverse Share Split	(3,108,999)	1.78	-	-
Common Warrants Outstanding as of September 30, 2024	5,389,126	1.78	1.95	-
Common Warrants Exercisable as of September 30, 2024	5,389,126	1.78	1.95	-
Common Warrants Granted	-	-	-	-
Common Warrants Exercises	-	-	-	-
Common Warrants Exchanged (1)	(5,389,126)	-	-	-
Common Warrants Expired	-	-	-	-
Common Warrants Outstanding as of September 30, 2025	-	-	-	-
Common Warrants Exercisable as of September 30, 2025	-	-	-	-

(1)

On August 27, 2025, the Company entered into a warrant exchange agreement with certain holders of 5,389,126 2023 Common Warrants, each exercisable to purchase one ordinary share. Pursuant to the terms of the exchange agreement (“2024 Exchange Agreement”), the Company and the holders agreed to retire and cancel the 2023 Common Warrants in exchange for an aggregate of 49,840 ordinary shares and 10,879,534 pre-funded warrants, each exercisable for one ordinary share. As of September 30, 2025, 10,879,534 pre-funded warrants were exercised on an alternative cashless basis to receive 435,181 ordinary shares.